Inventories - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Raw materials	$ 343	$ 290
Work-in-process	2,646	4,825
Finished goods	312	499
Inventories, Net	$ 3,301	5,614
Atlas Sand Company LLC [Member]
Raw materials		290	$ 2
Work-in-process		4,825	2,747
Finished goods		499	450
Inventories, Net		$ 5,614	$ 3,199